Note 5 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]

Note 5 – Investment in Interest-Earning Time Deposits

The investment in interest-earning time deposits as of December 31, 2023 and 2022, by contractual maturity, is shown below (in thousands):

	2023	2022
Due in one year or less	$1,000	$2,541
Due after one year through five years	912	1,292
Total	$1,912	$3,833